Document and Entity Information	Nov. 20, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001496454
Document Type	8-K
Document Period End Date	Nov. 20, 2024
Entity Registrant Name	CNL Healthcare Properties, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-54685
Entity Tax Identification Number	27-2876363
Entity Address, Address Line One	450 South Orange Ave.
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	(407)
Local Phone Number	650-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false